Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Recurring Fair Value Measurements

The following table presents information about the Company’s recurring fair value measurements as of June 30, 2026 and December 31, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	June 30, 2026
Assets:
Cash and United States Treasury Bills held in Trust Account	1	$178,185,780
	Level	December 31, 2025
Assets:
Cash held in Trust Account	1	$175,137,749
Liabilities
Over-allotment option liability	3	$—

The following table presents information about the Company’s recurring fair value measurements as of December 31, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	December 31, 2025
Assets:
Cash held in Trust Account	1	$175,137,749
Liabilities
Over-allotment option liability	3	$—

Schedule of Summary of Key Inputs Utilized	The following is a summary of key inputs utilized:
August 13, 2025
Unit price	$9.98
Exercise price	10.00
Risk-free rate	4.36%
Estimated volatility	3.63%
Time to expiration (years)	0.12
The following is a summary of key inputs utilized:
August 13, 2025
Unit price	$9.98
Exercise price	10.00
Risk-free rate	4.36%
Estimated volatility	3.63%
Time to expiration (years)	0.12

Schedule of Changes in Fair Value Measurement

The following table presents the change in fair value of Level 3 recurring fair value measurements:

Level 3
Balance as of March 27, 2025 (inception)	$—
Over-allotment option liability	149,000
Change in fair value	—
Exercise of over-allotment option	(149,000)
Balance as of December 31, 2025	$—

Schedule of Non-recurring Fair Value Measurements

The following table presents information about the Company’s non-recurring fair value measurements on August 13, 2025 in connection with the consummation of the Company’s Initial Public Offering, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	August 13, 2025
Equity:
Fair value of Public Rights for Class A ordinary shares subject to redemption allocation	3	$3,622,244
Fair value of NMSI interests in founder shares	3	$11,809,000
Fair value of underwriter interests in founder shares	3	$902,000
Non-managing sponsor interest in Bonus Shares	3	$51,725
Underwriter interest in Bonus Shares	3	$2,606

Schedule of Discount for Lack of Marketability

The interests in founder shares were valued by determining a value of the common stock price reduced by the probability of no acquisition and by a discount for lack of marketability. The following is a summary of key inputs utilized:

August 13, 2025
Underlying stock price	$9.74
Estimated probability of successful business combination	70.00%
Indicated marketable value of Class B ordinary shares	$6.82
Estimated volatility	80.00%
Risk-free rate	3.76%
Time to expiration (years)	1.50
Indicated cost of put option	$2.31
Estimated fair value of one Class B ordinary share	$4.51